Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
On July 14, 2016, the Company appointed a new member to the Board of Directors. The director is currently the President and Chief Executive Officer of a business that subleases space from the Company. The sublease was entered into several years before the director's appointment.
For the year ended December 31, 2016, the Company received $174 in this related party transaction since the director's appointment.